1940 Act Registration No. 811-22118

1933 Act File No. 333-145984

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒
(Check appropriate box or boxes)

DREMAN CONTRARIAN FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Address of Principal Executive Offices) (Zip Code)

(800) 247-1014

(Registrant’s Telephone Number, Including Area Code)

R. Jeffrey Young, President

c/o Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46204

(Name and Address of Agent for Service of Process)

Please send copies of all communications to:

Yvonne I. Pytlik, Chief Compliance Officer

Dreman Value Management, L.L.C.

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311-4037

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the city of Indianapolis and the State of Indiana on the 19th day of March, 2012.

DREMAN CONTRARIAN FUNDS

By:	/s/ R. JEFFREY YOUNG
Name:	R. Jeffrey Young
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ R. JEFFREY YOUNG R. Jeffrey Young	Chief Executive Officer and President	March 19, 2012

* BRIAN R. BRUCE Brian R. Bruce	Trustee	March 19, 2012

* DR. ROBERT B. GROSSMAN Dr. Robert B. Grossman	Trustee	March 19, 2012

* ROBERT A. MILLER Robert A. Miller	Trustee	March 19, 2012

/s/ ROBERT SILVA Robert Silva	Treasurer and Chief Financial Officer	March 19, 2012

/s/ JOHN C. SWHEAR * By: John C. Swhear, Attorney-in-fact pursuant to Powers of Attorney		March 19, 2012

EXHIBIT INDEX

Exhibit Number	Description

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase

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